Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Great-West Core Strategies: U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay your financial professional brokerage commissions when you purchase or sell Institutional Class shares, which are not reflected in the table or example.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 28, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (June 25, 2018 to April 30, 2019), the Fund’s turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for Investor Class shares because the class has not yet commenced operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies. Equity securities may be represented by other investment instruments, including derivatives, and exchange-traded funds that track the return of a broadly-based U.S. securities index. Derivatives instruments include forward contracts, swaps, futures contracts and options on futures. U.S. companies include companies that are listed or traded principally in, have their primary operations in, are domiciled in or derive a majority of their revenue from the United States. The Fund may have exposure to U.S. stocks across any market capitalization and style and the Fund’s exposure will vary from time to time across sectors.

The Fund’s investment portfolio will be managed by four sub-advisers: Irish Life Investment Managers Limited (“ILIM”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Putnam Investment Management, LLC (“Putnam”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). ILIM seeks to invest in equity securities contained in the Standard & Poor’s (“S&P”) 500® Index (“S&P 500 Index”) in as close as possible a proportion as each stock’s weight in the S& P 500 Index. JPMorgan seeks to invest in equity securities of large, well-established companies with market-capitalization equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Loomis Sayles seeks to invest in equity securities of small companies, which are of a size similar to those in the Russell 2000® Index at the time of purchase. Putnam seeks to invest in securities of mid-size and large U.S. companies, which are of a size similar to those in the Russell 1000® Value Index, with a focus on value stocks that offer the potential for capital growth, current income, or both.

		GWCM intends to maintain a strategic asset allocation of the Fund’s assets with each Sub-Adviser and among asset classes and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. The Fund currently expects (as of the date of this Prospectus) to invest 60-90% of its net assets in equity securities of large-capitalization companies that, at the time of purchase, are similar in size to companies in the Russell 1000 Index and 10-40% of its net assets in equity securities of small-capitalization companies that, at the time of purchase, are similar in size to companies in the Russell 2000 Index. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to ILIM, a 10% allocation of the Fund’s assets to JPMorgan, a 20% allocation of the Fund’s assets to Loomis Sayles, and a 20% allocation of the Fund’s assets to Putnam. Notwithstanding these target allocations, allocations may, from time to time, vary from the target allocation due to factors including the Fund’s overall asset size or a Sub-Adviser’s capacity. Additionally, GWCM may change the asset allocations at any time without shareholder notice or approval. As of the date of this Prospectus, the actual asset allocation is a 27% allocation of the Fund’s assets to ILIM, a 23% allocation of the Fund’s assets to JPMorgan, a 27% allocation of the Fund’s assets to Loomis Sayles, and a 23% allocation of the Fund’s assets to Putnam.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Index Risk - It is possible the S&P 500 Index may perform unfavorably and/or underperform the market as a whole. The portion of the Fund sub-advised by ILIM is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the portion of the Fund sub-advised by ILIM employed an active strategy.

Tracking Error Risk - The portion of the Fund sub-advised by ILIM may not be able to precisely track the performance of the S&P 500 Index.

Exchange-Traded Fund (“ETF”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. An ETF may trade at a premium or discount, and it is possible that an active trading market will not be maintained or that trading will be halted. For index ETFs, there is no guarantee that an ETF will achieve a high degree of correlation to the performance of its index. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, forward contracts, swaps, futures contracts and options on futures. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Liquidity Risk - Securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the Sub-Advisers’ security selection processes may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers may underperform the market generally or other sub-advisers.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance data is provided because Institutional Class shares commenced operations on June 25, 2018, Class L shares commenced operations on September 10, 2018 and Investor Class shares have not yet commenced operations. Performance information will appear in future versions of this Prospectus after the Institutional Class, Investor Class, and Class L shares have annual returns for one complete calendar year.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance data is provided because Institutional Class shares commenced operations on June 25, 2018, Class L shares commenced operations on September 10, 2018 and Investor Class shares have not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Great-West Core Strategies: U.S. Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	1.73%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.65%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	529
5 Years	rr_ExpenseExampleYear05	1,028
10 Years	rr_ExpenseExampleYear10	2,404
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	529
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,028
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,404
Great-West Core Strategies: U.S. Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	1,183
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	302
5 Years	rr_ExpenseExampleNoRedemptionYear05	529
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,183
Great-West Core Strategies: U.S. Equity Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	35.91%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	36.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	36.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	35.83%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	5,538
5 Years	rr_ExpenseExampleYear05	8,046
10 Years	rr_ExpenseExampleYear10	9,891
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	5,538
5 Years	rr_ExpenseExampleNoRedemptionYear05	8,046
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,891

[1]	Other Expenses are estimated for Investor Class shares because the class has not yet commenced operations.
[2]	Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser, has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of a Class exceed 0.55% of the Class's average daily net assets, excluding distribution and service (12b-1) fees, shareholder services fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on August 28, 2020 and automatically renews for one-year terms unless it is terminated by Great-West Funds, Inc. or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided total annual fund operating expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.